Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
Operating activities
Net loss for the year	$ (4,786,514)		$ (4,650,900)	$ (5,836,536)
Adjusted for non-cash items:
Shares issued on consulting agreement	0		27,550	0
Income taxes payable		$ 315,362	0	0
Share based compensation	941,854		1,048,661	1,413,919
Impairment of promissory note receivable	0		0	85,114
Impairment of equipment	0		0	107,515
Amortization of right-of-use assets	434,837		92,167	0
Amortization of licenses		141,249	0	0
Depreciation	(383,476)		(5,768)	(30,529)
Loss on deposit	0		396,000	0
Loss on settlement of other investment	0		184,440	0
Impairment of assets	664,543		16,316	0
Interest expense	606,830		531,545	39,215
Interest on lease liability	223,798		46,171	0
Deferred tax recovery	(13,759)		(54,349)	0
Loss on disposal		7,422	0	0
Gain on settlement	0		(51,023)	0
Accretion expense	184,410		249,518	24,680
Promissory note extension		11,630	0	0
Convertible debentures issued for settlement fees	0		0	250,000
Change in fair value of biological assets		(166,458)	0	0
Foreign exchange loss	307,673		(49,488)	7,205
Shares issued on settlement of fees	0		140,680	0
Changes in non-cash working capital items:
Prepaid expenses and deposits	(183,031)		(188,674)	(102,235)
Account receivable		(5,750)	0	0
Inventory	(242,426)		(118,682)	0
Harmonized sales tax receivable	126,035		(27,118)	0
Contract liablity		226,903	0	0
Accounts payable and accrued liabilities	600,761		1,405,022	1,051,065
Cash used in operating activities	(221,155)		(946,908)	(2,936,734)
Investing activities
Additions to property and equipment	740,995		145,587	2,500,373
Proceeds from disposal of property and equipment		38,538	0	0
Repayment of deposit received		96,587	0	0
Acquistion of Manitoba	2,059		0	0
Acquistion of Extraction Tech	(2,266)		0	0
Investment in related party	0		0	(500,000)
Promissory note receivable	0		0	(69,312)
Acquistion of non-controlling interest shares		(265,975)	0	0
Cash used in investing activities	(872,052)		(145,587)	(3,069,685)
Financing activities
Issuance of mortgage payable	0		34,929	654,350
Repayment of convertible debenture		(30,000)	0	0
Issuance of convertible debentures	0		457,111	350,000
Repayments of promissory notes	(490,493)		0	0
Repayment of mortgages payable		(151,639)	0	0
Proceeds from debenture unit deposits		0	0	594,889
Payment of lease liabilities		(501,365)	(91,034)	0
Proceeds from share subscriptions received in advance		647,296	0	0
Proceeds from promissory note payable		0	(180,043)	1,108,627
Proceeds from the exercise of warrants	0		0	112,500
Payment of dividends to non-controlling interest shareholders		(177,975)	0	0
Proceeds from issuance of common shares	2,275,534		1,411,680	0
Proceeds from financing activities	1,571,358		1,632,643	2,820,366
Effect of exchange rate changes on cash	(67,396)		35,742	7,205
Net increase (decrease) in cash and cash equivalents	410,755		575,890	(3,178,848)
Cash and cash equivalents, beginning of year	647,739		71,849	3,250,697
Cash and cash equivalents, end of year	$ 1,058,494	$ 1,058,494	$ 647,739	$ 71,849